Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Dec. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Dec. 31, 2012 Computer Hardware and Software [Member] Minimum [Member]	Dec. 31, 2012 Computer Hardware and Software [Member] Maximum [Member]
Accounts Receivable
Allowance for doubtful accounts	$ 29	$ 54
Long-Lived Assets
Estimated useful lives					25 years	5 years	15 years	3 years	5 years
Finite-Lived Intangible Assets
Amortization period of assets			3 years	20 years